Columbia Growth Equity Strategy Fund
Fund Summary Columbia Growth Equity Strategy Fund
INVESTMENT OBJECTIVE
Long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Shares of the ETF.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Columbia Growth Equity Strategy Fund
Shareholder Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Columbia Growth Equity Strategy Fund
Management Fee:	[1]	0.77%
Distribution and/or Service (12b-1) fees:	[2]	none
Other Expenses:		6.28%
Acquired Fund Fees and Expenses:		0.01%
Total Annual Fund Operating Expenses:	[1][3]	7.06%
Expense Reduction/Reimbursement:	[4]	6.16%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:		0.90%
[1]	Reflects current Management Fee, which took effect on May 20, 2011.
[2]	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF's average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved the commencement of any payments under the plan.
[3]	"Total Annual Fund Operating Expenses" disclosed above may differ from the ratio of expenses, prior to expense waivers, to average net assets in the financial highlights section of this Prospectus because the financial highlights do not include acquired fund fees and expenses.
[4]	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses for Shares of the ETF ("Expense Cap"). The Expense Cap will be 0.89% of the ETF's average net assets until May 20, 2012 (which is reflected in the fee table), and 0.77% of the ETF's average net assets from May 21, 2012 until February 28, 2013. The Expense Cap may be terminated earlier only upon the approval of the Board.

Example
The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year and that operating expenses remain the same. The example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Columbia Growth Equity Strategy Fund	92	1,532	2,913	6,124

Portfolio Turnover
The ETF may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF’s performance. During the most recent fiscal year, the ETF’s portfolio turnover rate was 110% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

Columbia Growth Equity Strategy Fund ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that the investment manager believes have above-average growth prospects. The ETF invests substantially in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $117 million and $417.5 billion as of December 31, 2011). The ETF may invest in US securities tied economically to foreign investments, such as American Depositary Receipts.

The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the ETF’s portfolio. The investment manager considers, among other factors: overall economic and market conditions; the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The investment manager may sell a security when the security’s price reaches a target set by the investment manager; if the investment manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The ETF’s investment strategy may involve the frequent trading of portfolio securities. This may cause the ETF to incur higher transaction costs (which may adversely affect the ETF’s performance) and may increase taxable distributions for shareholders.

PRINCIPAL RISKS

An investment in the ETF involves risk, including those described below. There is no assurance that the ETF will achieve its investment objective. The value of the ETF’s holdings may decline, and the ETF’s share price may go down.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The ETF may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the ETF’s return.

Depositary Receipts Risks. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

ETF Risk. The Shares may trade above or below their net asset value (“NAV”). The NAV of the ETF will generally fluctuate with changes in the market value of the ETF’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. The investment manager cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in large blocks of Shares, called Creation Units (defined below) (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF’s portfolio holdings are fully disclosed on a daily basis, the investment manager believes that large discounts or premiums to the NAV of Shares should not be sustained, but that may not be the case.

Foreign Investing Risk. Foreign investing, including investments in American Depositary Receipts, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: currency exchange rate fluctuations, social, political and financial instability, less liquidity, lack of uniform accounting, auditing and financial reporting standards, less government regulation and supervision of foreign stock exchanges, brokers and listed companies, increased price volatility, delays in transaction settlement in some foreign markets, and less availability of information for the investment manager to determine a company’s financial condition.

Frequent Trading Risk. Frequent trading of investments increases the possibility that the ETF will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the ETF’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the ETF’s return.

Growth Stock Risk. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the ETF’s performance. When growth investing is out of favor, the ETF’s share price may decline even though the companies the ETF holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Management Risk. Securities selected by the investment manager may not perform as expected. This could result in the ETF’s underperformance compared to other funds with similar investment objectives.

Market Risk. Since the ETF invests most or a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the ETF’s investments in stocks will decline due to drops in the stock market. In general, the value of the ETF will move in the same direction as the overall stock market in which the ETF invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Recent Market Events Risk. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the ETF.

Sector Risk. Because the ETF may emphasize one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds or ETFs that do not so emphasize. The more a fund or ETF diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

PERFORMANCE
The bar chart and table that follow show how the ETF has performed on a calendar year basis and provide an indication of the risks of investing in the ETF by showing changes in the ETF's performance and by showing how the ETF's average annual returns compared with a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the ETF will perform in the future. For current performance information, please visit www.columbiamanagementetf.com. Columbia has been the ETF's investment manager since May 20, 2011.
AVERAGE ANNUAL TOTAL RETURNS

(calendar year)
Best Quarter 12.70% (9/30/10) Worst Quarter -16.26% (9/30/11)
Average Annual Total Returns (for the period ended December 31, 2011)
Average Annual Total Returns Columbia Growth Equity Strategy Fund	One Year	Since Inception	Inception Date
Return Before Taxes	(2.63%)	9.24%	Oct. 02, 2009
Return After Taxes on Distributions	(5.36%)	7.78%	Oct. 02, 2009
Return After Taxes on Distributions and Sale of Fund Shares	(0.02%)	7.44%	Oct. 02, 2009
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	11.55%	Oct. 02, 2009

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).